Short Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2011
Short Term Borrowings [Abstract]
Schedule Of Short Term Borrowings

December 31,	2011		2010		2009

	Amount	Rate	Amount	Rate	Amount	Rate
Amount outstanding at year end
Short term promissory notes	$ 7,784,561	0.20%	$ 5,669,332	0.50%	$ 11,149,939	0.50%
Repurchase agreements	20,888,096	0.50%	-		-
FHLB advance due Nov. 2010	-		-		5,000,000	3.66%
FHLB advance due Dec. 2012	5,000,000	3.36%	-		-
FHLB advance due Dec. 2012	5,000,000	3.12%	-		-
Total	$ 38,672,657		$ 5,669,332		$ 16,149,939

Average for the year
Short term promissory notes	$ 8,917,822	0.13%	$ 17,103,742	0.68%	$ 14,928,390	0.62%
Repurchase agreements	20,888,096	0.50%	-		-
Federal funds purchased	-		-		603
FHLB advance due Nov. 2010	-		4,566,438	3.66%	1,837,268	3.66%
FHLB advance due Dec. 2012	260,274	3.36%	-		-
FHLB advance due Dec. 2012	164,384	3.12%	-		-
Total	$ 30,230,576		$ 21,670,180		$ 16,766,261